Subsequent Events (Details) - Subsequent events - Golub Capital Private Credit Fund	Jul. 01, 2023
Subsequent Events
Beneficial interests purchased by parent (as a percent)	100.00%
Subordinated notes purchased by parent (as a percent)	100.00%